INTANGIBLE ASSETS (INCLUDING GOODWILL) (Tables)	6 Months Ended
Jun. 30, 2020
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2020	455	21	19	14	14	2	70
Additions	—	—	—	—	3	—	3
Amortization expense	—	(1)	(4)	—	—	—	(5)
Transfer during the year	—	—	1	—	(1)	—	—
Effects of changes in foreign exchange rates	1	—	—	—	—	—	—
Net balance at June 30, 2020	456	20	16	14	16	2	68
Cost	456	86	75	40	17	2	220
Less accumulated depreciation and impairment	—	(66)	(59)	(26)	(1)	—	(152)
Net balance at June 30, 2020	456	20	16	14	16	2	68